Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund,

each, a series of Virtus Opportunities Trust

Supplement dated September 18, 2020 to the Summary and

Statutory Prospectuses dated January 28, 2020, as supplemented

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT FILED PREVIOUSLY ON
SEPTEMBER 18, 2020 TO THE ABOVE-REFERENCED PROSPECTUSES.

THIS SUPPLEMENT INCLUDES ADDITIONAL INFORMATION WHICH WAS
INADVERTENTLY OMITTED IN THE EARLIER SUPPLEMENT.

Important Notice to Investors Regarding the Special Meeting of Shareholders

Adjournment of the Virtual Special Shareholder Meeting

On June 18, 2020, it was announced that the Board of Trustees of Virtus Opportunities Trust (the “Board”), on behalf of Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund (the “Funds”), and of Virtus Equity Trust on behalf of Virtus Tactical Allocation Fund, unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) relating to the proposed combination of the Funds, each, a series of Virtus Opportunities Trust, with and into Virtus Tactical Allocation Fund, a series of Virtus Equity Trust. The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Funds.

The Special Shareholder Meeting that was held virtually on September 18, 2020 is adjourned until October 14, 2020 at 2:00 p.m. Eastern Time. Shareholders as of the close of business on the record date, July 27, 2020, are entitled to attend the Adjourned Special Meeting virtually (the “Adjourned Meeting”). To participate in the Adjourned Meeting, shareholders must register in advance by visiting https://viewproxy.com/VirtusRampart/broadridgevsm/ and submitting the requested required information to Broadridge Financial Solutions, Inc. (“Broadridge”), the Funds’ proxy tabulator. Shareholders whose shares are registered directly with the Funds in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s proxy card in order to register to participate in and vote at the Special Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly issued control number. We note that obtaining a legal proxy may take several days.

Whether or not you plan to participate in the virtual Adjourned Meeting, the Board urges you to vote and submit your proxy in advance of the meeting by one of the methods described in the Notice and Prospectus/Proxy Statement dated July 31, 2020.

If you have already voted, you do not need to take any action unless you wish to change your vote. Proxy voting forms already returned by shareholders will remain valid and will be voted at the Adjourned Meeting unless revoked. Information regarding how to vote your shares, or revoke your proxy or voting instructions, is available on pages 57-58 of the Notice and Prospectus/Proxy Statement.

Important Notice to Investors

Change of Portfolio Managers

Effective October 1, 2020, Michael Davis, Brendan R. Finneran, Robert F. Hofeman, Jr. and Warun Kumar, will no longer be portfolio managers of the Funds. In addition, Peter J. Batchelar, CFA, CAIA and Thomas P. Wagner, CFA, CAIA will be added as portfolio managers of the Funds.

The disclosure under “Portfolio Management” in each Fund’s summary prospectuses and in the summary section of the Funds’ statutory prospectus will be replaced in its entirety with the following:

>	Peter J. Batchelar, CFA, CAIA, Portfolio Manager at Rampart and Senior Vice President of Product Management for Virtus Investment Partners, has co-managed the fund since October 2020.

>	Thomas P. Wagner, CFA, CAIA, Portfolio Manager at Rampart and Vice President of Product Management for Virtus Investment Partners, has co-managed the fund since October 2020.

In the section “Portfolio Management” on page on page 163 of the Funds’ statutory prospectus, the table under the subheading “Rampart” will be replaced with the following:

Virtus Rampart Multi-Asset Trend Fund	Peter J. Batchelar, CFA, CAIA (since October 2020) Thomas P. Wagner, CFA, CAIA, (since October 2020)
Virtus Rampart Sector Trend Fund	Peter J. Batchelar, CFA, CAIA (since October 2020) Thomas P. Wagner, CFA, CAIA, (since October 2020)

The portfolio manager biographies under the referenced table will be amended by removing the reference to Mr. Davis, Mr. Finneran, Mr. Hofeman, Jr. and Mr. Kumar and by adding the following information for Mr. Batchelar and Mr. Wagner:

Peter J. Batchelar, CFA, CAIA. Mr. Batchelar is Portfolio Manager at Rampart and Senior Vice President, Product Management for Virtus Investment Partners. In addition to leading the company’s product management team, he is responsible for the oversight process used to monitor the company’s investment strategies. Mr. Batchelar joined Phoenix Investment Partners, the predecessor to Virtus Investment Partners, in 2004. Prior to joining Phoenix, he held positions at John A. Levin & Co. and Credit Suisse Asset Management. Previously, Mr. Batchelar was a Portfolio Manager at Mellon Capital Management, where he managed Global Tactical Asset Allocation portfolios for institutional clients. In this capacity, Mr. Batchelar was responsible for allocating portfolio assets among equity, fixed income, and derivative investments across the globe. Mr. Batchelar began his career in the investment industry in 1994.

Thomas P. Wagner, CFA, CAIA. Mr. Wagner is vice president, product management for Virtus Investment Partners. His primary responsibility is investment oversight of the managers under his coverage. Mr. Wagner serves as a liaison between the investment teams and other functional areas within Virtus, including representing and positioning investment strategies to clients, training modules for the sales teams, marketability of the product line, and researching the marketplace and Virtus’ internal capabilities for new products and product modifications. In this role, he is a key contributor to the Virtus Investment Oversight Committee, responsible for portfolio reviews with the portfolio management teams to ensure product quality. Prior to joining the firm in 2013, Mr. Wagner was a managing director in the TRS Investment Solutions Group at Prudential Financial. Prior to Prudential, he held various roles at The Hartford, including managing director in its Investment Advisory Group. In these roles, Mr. Wagner was responsible for manager selection, oversight, and asset allocation models. Mr. Wagner began his career in the investment industry in 2001.

All other disclosure concerning the Funds, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/Rampart M-AT&ST PMs (9/2020)

Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund,

each, a series of Virtus Opportunities Trust

Supplement dated September 18, 2020 to the Statement of Additional Information (“SAI”)

dated January 28, 2020, as supplemented

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT FILED PREVIOUSLY ON
SEPTEMBER 18, 2020 TO THE ABOVE-REFERENCED SAI.

THIS SUPPLEMENT INCLUDES ADDITIONAL INFORMATION WHICH WAS
INADVERTENTLY OMITTED IN THE EARLIER SUPPLEMENT.

Important Notice to Investors Regarding the Special Meeting of Shareholders

Adjournment of the Virtual Special Shareholder Meeting

On June 18, 2020, it was announced that the Board of Trustees of Virtus Opportunities Trust (the “Board”), on behalf of Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund (the “Funds”), and of Virtus Equity Trust on behalf of Virtus Tactical Allocation Fund, unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) relating to the proposed combination of the Funds, each, a series of Virtus Opportunities Trust, with and into Virtus Tactical Allocation Fund, a series of Virtus Equity Trust. The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Funds.

The Special Shareholder Meeting that was held virtually on September 18, 2020 is adjourned until October 14, 2020 at 2:00 p.m. Eastern Time. Shareholders as of the close of business on the record date, July 27, 2020, are entitled to attend the Adjourned Special Meeting virtually (the “Adjourned Meeting”). To participate in the Adjourned Meeting, shareholders must register in advance by visiting https://viewproxy.com/VirtusRampart/broadridgevsm/ and submitting the requested required information to Broadridge Financial Solutions, Inc. (“Broadridge”), the Funds’ proxy tabulator. Shareholders whose shares are registered directly with the Funds in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s proxy card in order to register to participate in and vote at the Special Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly issued control number. We note that obtaining a legal proxy may take several days.

Whether or not you plan to participate in the virtual Adjourned Meeting, the Board urges you to vote and submit your proxy in advance of the meeting by one of the methods described in the Notice and Prospectus/Proxy Statement dated July 31, 2020.

If you have already voted, you do not need to take any action unless you wish to change your vote. Proxy voting forms already returned by shareholders will remain valid and will be voted at the adjourned Meeting unless revoked. Information regarding how to vote your shares, or revoke your proxy or voting instructions, is available on pages 57-58 of the Notice and Prospectus/Proxy Statement.

Important Notice to Investors

Change of Portfolio Managers

Effective October 1, 2020, Michael Davis, Brendan R. Finneran, Robert F. Hofeman, Jr. and Warun Kumar, will no longer be portfolio managers of the Funds. In addition, Peter J. Batchelar, CFA, CAIA and Thomas P. Wagner, CFA, CAIA will be added as portfolio managers of the Funds.

The disclosure for the Fund in the table under “Portfolio Managers” beginning on page 105 of the SAI will be amended by removing the references to Mr. Davis, Mr. Finneran, Mr. Hofeman, Jr. and Mr. Kumar and adding Mr. Batchelar and Mr. Wagner as Portfolio Managers of the Fund.

The disclosure in the table under “Other Accounts Managed (No Performance-Based Fees)” beginning on page 107 of the SAI will be amended by removing the references to Mr. Davis, Mr. Finneran, Mr. Hofeman, Jr. and Mr. Kumar and adding new rows showing the following information for Mr. Batchelar and Mr. Wagner and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Peter J. Batchelar *	0	N/A	0	N/A	0	N/A
Thomas P. Wagner *	0	N/A	0	N/A	0	N/A

* As of August 31, 2020.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 110 of the SAI will be amended by removing the references to Mr. Davis, Mr. Finneran, Mr. Hofeman, Jr. and Mr. Kumar and adding new rows showing the following information for Mr. Batchelar and Mr. Wagner and an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies	Total Ownership/Financial Exposure
Peter J. Batchelar *	Multi-Asset Trend Fund – None	None	None
	Sector Trend Fund – $1 - $10,000	None	None
Thomas P. Wagner *	Multi-Asset Trend Fund – None	None	None
	Sector Trend Fund – $1 - $10,000	None	None

* As of August 31, 2020.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/Rampart M-AT&ST PMs (9/2020)